Organization - Significant Transaction (Details)		23 Months Ended
	Dec. 07, 2015 $ / shares shares	Dec. 06, 2015	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares
Significant Transaction
Common stock, par value per share (in dollars per share)			$ 0.001	$ 0.001
Exchange ratio		2.0975
ASN Technologies, Inc. | Common Shares Exchanged in Reverse Capitalization
Significant Transaction
Shares issued | shares	55,301,674
ASN Technologies, Inc. | Common Stock
Significant Transaction
Common stock, par value per share (in dollars per share)	$ 0.001
ASN Technologies, Inc. | Common Stock | Common Shares Exchanged in Reverse Capitalization
Significant Transaction
Common stock, par value per share (in dollars per share)	$ 0.001
Shares issued | shares	1,955,929
ASN Technologies, Inc. | Common Stock | Common Stock, Senseonics, Inc. | Common Shares Exchanged in Reverse Capitalization
Significant Transaction
Exchange ratio	2.0975
ASN Technologies, Inc. | Senseonics Reverse Merger Agreement
Significant Transaction
Ownership interest in new entity held by former shareholders of acquired entity (as a percent)	80.00%
ASN Technologies, Inc. | Senseonics Reverse Merger Agreement | Capital Stock, Senseonics, Inc.
Significant Transaction
Interest in capital stock acquired (as a percent)	100.00%
ASN Technologies, Inc. | Senseonics Reverse Merger Agreement | Common Stock
Significant Transaction
Common stock, par value per share (in dollars per share)	$ 0.001
ASN Technologies, Inc. | Senseonics Reverse Merger Agreement | Common Stock | Common Shares Exchanged in Reverse Capitalization
Significant Transaction
Exchange ratio	2.0975
ASN Technologies, Inc. | Senseonics Reverse Merger Agreement | Common Stock | Common Stock, Senseonics, Inc.
Significant Transaction
Shares issued | shares	1,955,929
ASN Technologies, Inc. | Senseonics Reverse Merger Agreement | Common Stock | Preferred Stock, Senseonics, Inc.
Significant Transaction
Shares issued | shares	55,301,674
Senseonics, Incorporated | Common Stock, Senseonics, Inc.
Significant Transaction
Common stock, par value per share (in dollars per share)	$ 0.01